Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, equipment and software, net
Schedule of Property, equipment and software, net

	December 31, 2013	December 31, 2014
	RMB	RMB
Office building	1,027,317,759	1,027,454,132
Office furniture	16,622,238	19,161,369
Computers & office equipment	140,989,743	164,379,627
Game servers	363,826,724	338,890,869
Motor vehicles	12,218,937	13,020,534
Office improvement	138,031,593	154,004,892
Leasehold improvement	75,646,121	81,809,334
Software	62,749,992	67,688,233

Total	1,837,403,107	1,866,408,990
Less: Accumulated depreciation	(483,662,595)	(556,961,728)

Net book value	1,353,740,512	1,309,447,262